Cover	Jun. 26, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K filed by IMAC Holdings, Inc. (the “Company”) with the Securities and Exchange Commission on July 2, 2024 (the “Original Form 8-K”). The Amendment is filed to clarify that the appointment of Marcum LLP (“Marcum”) as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2024 was not effective upon engagement on June 26, 2024 (the “Engagement Date”), but is subject to the finalization of Marcum’s client acceptance procedures.
Document Period End Date	Jun. 26, 2024
Entity File Number	001-38797
Entity Registrant Name	IMAC Holdings, Inc.
Entity Central Index Key	0001729944
Entity Tax Identification Number	83-0784691
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3401 Mallory Lane
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	(844)
Local Phone Number	266-4622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BACK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false